Goodwill	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 4 – Goodwill

The legal acquisition of NextTrip Holdings, Inc. by Sigma Additive Solutions, Inc. on December 29, 2023 was determined to be a reverse acquisition, with NextTrip as the accounting acquirer, using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Under this method of accounting, the purchase price is allocated to the assets acquired and liabilities assumed based upon their estimated fair values at the date of consummation of the transaction.

Pursuant to ASC 350-20, the Company assigned its goodwill to reporting units and is required to test each reporting unit’s goodwill for impairment at least on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The goodwill resulting from the reverse acquisition is primarily attributable to NextTrip’s objective to obtain access to public markets to provide funding wherewithal to fund business growth. NextTrip’s benefit in paying for these synergies in the reverse acquisition transaction are to avoid the time and expense of organizing and executing an Initial Public Offering (“IPO”) transaction. In the reverse acquisition, $1,167,805 of goodwill was allocated to the NextTrip Reporting Unit under the acquisition method of accounting.

NOTE 8 – Goodwill

As discussed in Note 1, the legal acquisition of NextTrip by Sigma Additive Solutions, Inc. was determined to be a reverse acquisition, with NextTrip as the accounting acquirer, using the acquisition method of accounting in accordance with ASC 805, Business Combinations. Under this method of accounting, the purchase price is allocated to the assets acquired and liabilities assumed based upon their estimated fair values at the date of consummation of the transaction.

The following table presents the allocation of the $2,368,418 million consideration for the acquisition and summarizes the estimated fair values of the Sigma (the accounting acquiree) assets acquired and liabilities assumed for NextTrip (the accounting acquirer). The estimated consideration of approximately $2,368,418 million is based on Sigma’s closing share price of $3.0229 as reported on Nasdaq on December 29, 2023 multiplied by the 780,423 shares outstanding as of that date and the fair value of Series E Preferred Stock into 3,069 common shares.

Fair Value of Net Assets Acquired:

Cash	$417,121
Accounts Receivable, net	4,900
Inventory	257,873
Prepaid expenses and other current assets	50,802
Property and equipment	52,357
Intangible assets	1,277,919
Accounts payable	(837,450)
Accrued expenses	(61,001)
Deferred revenue	(14,218)

Total identifiable net assets acquired	1,148,303

Goodwill	1,220,115

Total Fair Value of Net Assets Acquired	$2,368,418

Total Purchase Consideration	$2,368,418

Pursuant to ASC 350-20, the Company assigned its goodwill to reporting units and is required to test each reporting unit’s goodwill for impairment at least on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The goodwill resulting from the reverse acquisition is primarily attributable to NextTrip’s objective to obtain access to public markets to provide funding wherewithal to fund business growth. NextTrip’s benefit in paying for these synergies in the reverse acquisition transaction are to avoid the time and expense of organizing and executing an Initial Public Offering (“IPO”) transaction. In the reverse acquisition, $52,310 of goodwill was allocated to the Sigma Reporting Unit and $1,167,805 of goodwill was allocated to the NextTrip Reporting Unit under the acquisition method of accounting.

The combined Company consists of two reporting units, Sigma and NextTrip. As the accounting acquirer in the reverse acquisition, NextTrip is considered to be an existing reporting unit and Sigma is considered to be a new reporting unit in that it is not in the same business as NextTrip. Accordingly, the reverse acquisition creates a new reporting unit which holds the Sigma business constituting an asset held for sale as a result of the agreement for the sale of certain Sigma assets to Divergent 3D (“Divergent”) for a sales price of $1,626,242. As such, the fair value of the Sigma Reporting Unit is determined to be $1,626,242 with the difference of $742,176 from the purchase consideration being allocated to the NextTrip Reporting Unit. The assets being sold to Divergent and the liabilities being relieved from the Divergent transaction are assigned to the Sigma Reporting unit with the difference between the net fair value of those assets and liabilities and the Sigma Reporting Unit being assigned to goodwill. The goodwill being assigned to the NextTrip Reporting Unit is determined by the difference between the purchase consideration assigned to the NextTrip Reporting Unit and the net acquired Sigma assets and liabilities assumed that are assigned to the NextTrip Reporting Unit. A gain of $37,592 was recognized in the disposition transaction.

Following is a reconciliation of goodwill as of February 29, 2024:

February 29, 2024
Reverse acquisition of Sigma Additive Solutions, Inc.	$1,220,115
Reduction from sale of assets to Divergent Technologies	(52,310)
Balance, February 29, 2024	$1,167,805